Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Lease Related Assets And Liabilities And Other Related Information
Information related to operating leases as of December 31, 2019 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2019
	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	16,435	2,326

Liabilities
Operating lease liabilities, current	6,807	963
Operating lease liabilities, non-current	7,492	1,060
Weighted average remaining lease term (years)	2.4	2.4
Weighted average discount rate	5%	5%

Schedule of Components of Operating Lease Expense
Information related to operating lease activity during the year ended December 31, 2019 is as follows:

	For the Year Ended December 31, 2019
	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	5,260	745
Expense for short-term leases within 12 months	592	84
Interest of lease liabilities	543	76

	6,395	905

Schedule of Operating Lease Future Annual Minimum Lease Payments
Future annual minimum lease payments for operating leases as of December 31, 2018 under ASC 840 were as follows:

Operating Leases
RMB
2019	5,754
2020	5,274
2021	3,511
2022	60
2023	60
Thereafter	276

Total	14,935

Schedule of Operating Lease, Maturity
Maturities of lease liabilities were as follows:

	As of December 31, 2019
	RMB	US$ (Note 2.5)
2020	7,634	1,081
2021	5,617	795
2022	1,885	267
2023	60	8
2024	60	8
Thereafter	181	26

Total undiscounted lease payments	15,437	2,185
Less: imputed interest	(1,138)	(161)

Total lease liabilities	14,299	2,024